INVESTMENTS - Fixed Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (14)	$ 12
Net investment gains (losses) recognized on securities sold during the period	2	4
Unrealized and realized gains (losses) from fixed maturities	(12)	16
Interest and dividend income from fixed maturities	7	19
Net investment income (loss) from fixed maturities	$ (5)	$ 35